UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orbis Holdings Limited
Address: c/o Orbis Investment Management Limited
         34 Bermudiana Road
         Hamilton, Bermuda  HM 11

13F File Number:  28-04611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
Title:     General Counsel
Phone:     441-296-3000

Signature, Place, and Date of Signing:

     /s/ James J. Dorr, Esq.     Hamilton, Bermuda     August 12, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $529,657 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-04613                      Orbis Investment Management Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      509    77173 SH       DEFINED                 18047        0    59126
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     5426   822127 SH       DEFINED 01             822127        0        0
AT&T WIRELESS SVCS INC         COM              00209A106    26397  3215200 SH       DEFINED 01            3215200        0        0
AT&T WIRELESS SVCS INC         COM              00209A106     1694   206370 SH       DEFINED                 82470        0   123900
AVX CORP                       COM              2444107      23712  2157600 SH       DEFINED 01            2157600        0        0
AVX CORP                       COM              2444107       1559   141850 SH       DEFINED                 57800        0    84050
CARNIVAL CORP                  COM              143658102     2164    66550 SH       DEFINED                 26500        0    40050
CARNIVAL CORP                  COM              143658102    31998   984250 SH       DEFINED 01             984250        0        0
CIRCUIT CITY STORE INC         COM              172737108    28336  3220000 SH       DEFINED 01            3220000        0        0
CIRCUIT CITY STORE INC         COM              172737108     1855   210850 SH       DEFINED                 83000        0   127850
CLAYTON HOMES INC              COM              184190106    84336  6720000 SH       DEFINED 01            6720000        0        0
CLAYTON HOMES INC              COM              184190106     6661   530765 SH       DEFINED                245315        0   285450
CNH GLOBAL NV                  SHS              N20935107     2862   300040 SH       DEFINED 01             300040        0        0
CNH GLOBAL NV                  SHS              N20935107      110    11512 SH       DEFINED                     0        0    11512
COPART INC                     COM              217204106    38860  4112118 SH       DEFINED 01            4112118        0        0
COPART INC                     COM              217204106     2792   295500 SH       DEFINED                114700        0   180800
GENERAL MTRS CORP              CL H NEW         370442832     3243   253150 SH       DEFINED                 99750        0   153400
GENERAL MTRS CORP              CL H NEW         370442832    46885  3660000 SH       DEFINED 01            3660000        0        0
HCA INC                        COM              404119109    35859  1119200 SH       DEFINED 01            1119200        0        0
HCA INC                        COM              404119109     1762    55000 SH       DEFINED                 27000        0    28000
LIBERTY MEDIA CORP NEW         COM SER A        530718105    54887  4748000 SH       DEFINED 01            4748000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     3683   318607 SH       DEFINED                123301        0   195306
LOEWS CORP                     COM              540424108    31339   662700 SH       DEFINED 01             662700        0        0
LOEWS CORP                     COM              540424108     2043    43200 SH       DEFINED                 17600        0    25600
MAX RE CAPITAL LTD HAMILTON    SHS              G6052F103     6342   427070 SH       DEFINED 01             427070        0        0
MCDONALDS CORP                 COM              580135101    29560  1340000 SH       DEFINED 01            1340000        0        0
MCDONALDS CORP                 COM              580135101     1941    88000 SH       DEFINED                 34000        0    54000
TECUMSEH PRODS CO              CL A             878895200    12330   321600 SH       DEFINED 01             321600        0        0
TECUMSEH PRODS CO              CL A             878895200      497    12950 SH       DEFINED                     0        0    12950
TECUMSEH PRODS CO              CL B             878895101      392    10600 SH       DEFINED                 10600        0        0
TRINITY INDS INC               COM              896522109    25544  1380000 SH       DEFINED 01            1380000        0        0
TRINITY INDS INC               COM              896522109     1812    97900 SH       DEFINED                 41200        0    56700
UNUMPROVIDENT CORP             COM              91529Y106      335    25000 SH       DEFINED                  6000        0    19000
UNUMPROVIDENT CORP             COM              91529Y106    11932   889800 SH       DEFINED 01             889800        0        0